LONG-TERM DEBT (RMB Bonds) - Additional Information (Detail)			0 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 11, 2013 RMB Bonds [Member] USD ($)	Mar. 11, 2013 RMB Bonds [Member] CNY	May 09, 2011 RMB Bonds [Member] USD ($)	May 09, 2011 RMB Bonds [Member] CNY	Dec. 31, 2013 RMB Bonds [Member] USD ($)	Dec. 31, 2012 RMB Bonds [Member] USD ($)	Dec. 31, 2013 RMB Bonds [Member] Extinguishment of Debt [Member] USD ($)
Long-Term Debt [Line Items]
Total long-term debt	$ 2,533,460,000	$ 3,194,864,000			$ 353,278,000	2,300,000,000	$ 0	$ 367,645,000
Interest rate per annum					3.75%	3.75%	3.75%
Maturity date					May 09, 2013	May 09, 2013
Redemption price percentage for full redemption after May 9, 2012								100.00%
Capitalized underwriting fee and related issuance costs as deferred financing costs							6,619,000
Redemption of RMB Bonds in full			368,177,000	2,300,000,000
Unamortized deferred financing costs									$ 586,000